NATIONWIDE MUTUAL FUNDS
Nationwide Alternatives Allocation Fund

Supplement dated June 8, 2011
to the Prospectus dated February 25, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, an account that is subject to an Automatic Asset Accumulation Plan may be opened to purchase Class A or Class C shares with no minimum investment, so long as each monthly purchase is at least $50.  An account holding less than $2,000 ($1,000 for IRA accounts) that ceases to participate in an Automatic Asset Accumulation Plan will generally be subject to a $5 quarterly fee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated June 8, 2011
to the Prospectus dated March 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, an account that is subject to an Automatic Asset Accumulation Plan may be opened to purchase Class A, Class B or Class C shares with no minimum investment, so long as each monthly purchase is at least $50.  An account holding less than $2,000 ($1,000 for IRA accounts) that ceases to participate in an Automatic Asset Accumulation Plan will generally be subject to a $5 quarterly fee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated June 8, 2011
to the Prospectus dated March 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, an account that is subject to an Automatic Asset Accumulation Plan may be opened to purchase Class A, Class B, Class C, Class D or Prime shares with no minimum investment, so long as each monthly purchase is at least $50.  An account holding less than $2,000 ($1,000 for IRA accounts) that ceases to participate in an Automatic Asset Accumulation Plan will generally be subject to a $5 quarterly fee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund

Supplement dated June 8, 2011
to the Prospectus dated March 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, an account that is subject to an Automatic Asset Accumulation Plan may be opened to purchase Class A, Class B, Class C or Class D shares with no minimum investment, so long as each monthly purchase is at least $50.  An account holding less than $2,000 ($1,000 for IRA accounts) that ceases to participate in an Automatic Asset Accumulation Plan will generally be subject to a $5 quarterly fee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated June 8, 2011
to the Prospectus dated March 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, an account that is subject to an Automatic Asset Accumulation Plan may be opened to purchase Class A, Class B or Class C shares with no minimum investment, so long as each monthly purchase is at least $50.  An account holding less than $2,000 ($1,000 for IRA accounts) that ceases to participate in an Automatic Asset Accumulation Plan will generally be subject to a $5 quarterly fee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Retirement Income Fund

Supplement dated June 8, 2011
to the Prospectus dated March 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, an account that is subject to an Automatic Asset Accumulation Plan may be opened to purchase Class A or Class C shares with no minimum investment, so long as each monthly purchase is at least $50.  An account holding less than $2,000 ($1,000 for IRA accounts) that ceases to participate in an Automatic Asset Accumulation Plan will generally be subject to a $5 quarterly fee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE